Cover	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	000-26731
Entity Registrant Name	Heyu Biological Technology Corporation
Entity Central Index Key	0001086303
Entity Tax Identification Number	87-0627910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1901
Entity Address, Address Line Two	Baotuo Building
Entity Address, Address Line Three	617 Sishui Street
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361009
City Area Code	86
Local Phone Number	158 5924 0902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false